Restatement of Previously Issued Financial Statements - Additional Information (Detail)	Dec. 31, 2020 shares
Warrants Outstanding	21,320,000
Public Warrants [Member]
Warrants Outstanding	13,800,000
Private Placement [Member]
Warrants Outstanding	7,520,000